Commitments and Contingencies - Additional Information (Detail)	Jun. 30, 2021 USD ($) Number	Dec. 31, 2020 USD ($) Number
Number of pending claims | Number	0	0
HitGen Agreement [Member]
Contractual obligation	$ 0	$ 0
Medivir Agreement [Member]
Upfront payment		400,000
Milestone payments		1,400,000
Specified Regulatory Approval And Sales Milestones [Member] | Medivir Agreement [Member]
Contractual obligation		25,000,000.0
Specified Clinical Milestones [Member] | Medivir Agreement [Member]
Milestone payments		700,000
Specified Regulatory And Sales Milestones For Genetic Context [Member] | Medivir Agreement [Member]
Contractual obligation		$ 5,000,000.0